Other Non-current Assets	12 Months Ended
Dec. 31, 2020
Other Non-current Assets
Other Non-current Assets

11. Other Non-current Assets

Other non-current assets consist of the following:

	December 31,	December 31,
	2019	2020
Non-current portion of national subsidy receivable	—	651,006
Receivables of installment payments for battery	657,698	637,402
Long-term deposits	848,655	128,355
Right-of-use assets - finance lease	155,051	95,887
Prepayments for purchase of property and equipment	17,603	15,072
Others	74,093	34,033
Total	1,753,100	1,561,755

Long-term deposit mainly consists of deposits to vendors for guarantee of production capacity as well as rental deposit for offices and NIO Houses which will not be collectible within one year.

The following table summarizes the activity in the allowance for credit losses related to other non-current assets for the year ended December 31, 2020:

Year Ended
December 31, 2020
Balance as at December 31, 2019	323
Adoption of ASC Topic 326	12,576
Balance as at January 1, 2020	12,899
Current period provision, net	7,132
Balance as at December 31, 2020	20,031

Allowance for the other non-current assets recognized for the years ended December 31,2018 and 2019 was nil and RMB323, respectively.